Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of main assumptions

		Banco Real
	2025	2024
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	4.0%	4.5%
Pre-tax discount rate (2)	18.5%	20.8%
Discount rate (2)	12.2%	13.6%

	Em dia	Toro Corretora
	2025	2025
Main assumptions:
Criteria for determining the recoverable amount	Value in use: cash flows
Period of cash flow projections (1)	5 years	5 years
Perpetual growth rate (1)	3.6%	3.6%
Discount rate (2)	13.8%	14.5%

(1) Cash flow projections are based on the internal budget and management’s growth plans, taking into account historical data, expectations, and market conditions, including industry growth, interest rates, and inflation rates.

(2) The discount rate is determined based on the Capital Asset Pricing Model (CAPM).

Schedule of breakdown

Thousand of Reais	2025	2024
Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,566	27,217,566
Em Dia Serviços Especializados em Cobranças Ltda. (Current name of Liderança Serviços Especializados em Cobranças LTDA.)	184,447	184,447
Toro Corretora de Títulos e Valores Mobiliários LTDA	160,770	160,770
Olé Consignado (Current name of Banco Bonsucesso Consignado)	62,800	62,800
CSD Central de Serviços de Registro e Depósito aos Mercados Financeiro e de Capitais S.A.	42,135	42,135
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	21,304	21,304
Monetus Investimentos S.A.	39,919	39,919
Mobills Labs Soluções em Tecnologia LTDA	35,483	39,589
Solution 4Fleet Consultoria Empresarial S.A.	32,590	32,590
Santander Brasil Tecnologia S.A.	16,381	16,381
APE11 Tecnologia e Negocios Imobiliarios S.A. (Note 3.h)	-	9,777
FIT Economia de Energia S.A.	3,992	3,992
América Gestão Serviços em Energia S.A	27,287	61,608
Total	27,844,674	27,892,878

Schedule of changes of goodwill

Thousand of Reais	2025	2024
Balance at the beginning of the fiscal year	27,892,878	27,852,568
Acquisitions (write-offs):
Banco ABN Amro Real S.A. (Banco Real)	-	1
Mobills Labs Soluções em Tecnologia LTDA	(4,106)	-
APE11 Tecnologia e Negocios Imobiliarios S.A. (Note 3.h)	(9,777)	-
Return Capital Gestão de Ativos e Participações S.A.	-	(5,271)
FIT Economia de Energia S.A.	-	3,992
América Gestão Serviços em Energia S.A.	(34,321)	61,608
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	-	(20,020)
Balance at the end of the fiscal year	27,844,674	27,892,878